Document and Entity Information	Dec. 05, 2022
Cover [Abstract]
Entity Registrant Name	TIMKEN CO
Amendment Flag	false
Entity Central Index Key	0000098362
Document Type	8-K
Document Period End Date	Dec. 05, 2022
Entity Incorporation State Country Code	OH
Entity File Number	1-1169
Entity Tax Identification Number	34-0577130
Entity Address, Address Line One	4500 Mt. Pleasant St. NW
Entity Address, Postal Zip Code	44720
Entity Address, City or Town	North Canton
Entity Address, State or Province	OH
City Area Code	(234)
Local Phone Number	262-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	TKR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false